Subsequent Events	12 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this assessment, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.